Monetary Balances In Non-Dollar Currencies	12 Months Ended
Dec. 31, 2011
Monetary Balances In Non-Dollar Currencies [Abstract]
Monetary Balances In Non-Dollar Currencies
NOTE 11 – MONETARY BALANCES IN NON-DOLLAR CURRENCIES:

	December 31, 2011
	Israeli currency
	Linked to the Israeli CPI	Unlinked	Other non-dollar currencies
	U.S. $ in thousands

Assets	962	27,620	29,911
Liabilities	(3,898)	(21,356)	(11,906)